Financial Instrument Risk Management - Equities by Issuer Country (Details) - CAD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 162,948	$ 157,035	$ 174,499
Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,138	7,148
Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,070	7,148
Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	68	0
Canada | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,081	3,038
Canada | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,081	3,038
Canada | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
U.S. | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,253	1,924
U.S. | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,185	1,924
U.S. | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	68	0
United Kingdom | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	105	154
United Kingdom | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	105	154
United Kingdom | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
Other | Other invested assets
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,699	2,032
Other | Other invested assets | FVTPL
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,699	2,032
Other | Other invested assets | FVOCI
Disclosure of detailed information about financial instruments [line items]
Notional amount	$ 0	$ 0